Gains or losses on financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Gains (losses) on financial instruments [abstract]
Schedule of detail, by origin, of gains/losses on financial assets and liability
The detail, by origin, of Gains/losses on financial assets and liabilities:

EUR million
	2025	2024	2023
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net	127	(117)	96
Financial assets at amortized cost	(89)	(190)	(3)
Other financial assets and liabilities	216	73	99
Of which debt instruments	133	50	51
Gains or losses on financial assets and liabilities held for trading, netA	1,017	1,344	2,316
Gains or losses on non-trading financial assets and liabilities mandatory at fair value through profit or loss	1,106	495	198
Gains or losses on financial assets and liabilities measured at fair value through profit or loss, netA	(307)	691	(92)
Gains or losses from hedge accounting, net	12	14	69
	1,955	2,427	2,587
A.Includes the net result obtained by transactions with debt securities, equity instruments, derivatives and short positions included in this portfolio when the Group jointly manages its risk in these instruments.

Schedule of exchange differences, net	As explained in note 44, the above breakdown should be analysed in conjunction with the 'Exchange differences, net':

EUR million
	2025	2024	2023
Exchange differences, net	407	(216)	(22)

Schedule of detail of asset balances measured at fair value through profit or loss
The detail of the amount of the asset balances is as follows:

EUR million
	2025	2024	2023
Loans and receivables:	80,218	72,931	51,072
Central banks	14,632	12,966	17,717
Credit institutions	26,380	27,722	14,520
Customers	39,206	32,243	18,835
Debt instruments	101,707	85,990	66,079
Equity instruments	27,845	21,277	19,125
Derivatives	58,355	64,100	56,328
	268,125	244,298	192,604

Schedule of detail of liability balances measured at fair value through profit or loss
The detail of the amount of the liability balances is as follows:

EUR million
	2025	2024	2023
Deposits	106,003	87,374	80,503
Central banks	15,471	15,074	9,017
Credit institutions	28,482	27,909	19,597
Customer	62,050	44,391	51,889
Marketable debt securities	11,686	7,554	5,371
Short positions	44,015	35,830	26,174
Derivatives	51,968	57,753	50,589
Other financial liabilities	22	—	—
	213,694	188,511	162,637